SEGMENT REPORT (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT REPORT [Abstract]
Schedule of Segment Report

	As of December 31, 2013
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	7,045,771,578	33,066,937	-	7,078,838,515
Revenues—intersegment	323,522,112	43,652,800	(367,174,912)	-
Gross profit— third parties	1,417,204,215	20,147,192	-	1,437,351,407
Gross profit—intersegment	23,712,087	25,716,745	(49,428,832)	-
Interest expense, net	(209,340,372)	(14,036,530)	-	(223,376,902)
Income before income taxes and equity in income/(loss) of affiliated companies	282,959,050	19,467,078	(68,786,825)	233,639,303

Total assets	10,309,643,591	2,218,556,658	(1,916,975,178)	10,611,225,071

	As of December 31, 2014
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	9,740,876,507	237,652,141	-	9,978,528,648
Revenues—intersegment	1,893,735,279	-	(1,893,735,279)	-
Gross profit— third parties	2,103,506,626	136,533,561	-	2,240,040,187
Gross profit—intersegment	153,331,546	-	(153,331,546)	-
Interest expense, net	(220,206,531)	(67,461,121)	-	(287,667,652)
Income before income taxes and equity in income/(loss) of affiliated companies	721,810,289	13,834,867	(153,331,546)	582,313,610

Total assets	15,790,325,086	6,958,477,388	(3,661,166,040)	19,087,636,434

	As of December 31, 2015
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	15,454,374,366	622,107,137	-	16,076,481,503
Revenues—intersegment	1,247,310,767		(1,247,310,767)	-
Gross profit— third parties	2,942,092,054	327,709,046	-	3,269,801,100
Gross profit—intersegment	109,701,143		(109,701,143)	-
Interest expense, net	(247,449,195)	(138,492,991)	-	(385,942,186)
Income before income taxes and equity in income/(loss) of affiliated companies	1,044,025,504	24,169,254	(109,701,143)	958,493,615

Total assets	19,647,630,981	11,936,016,724	(4,439,099,201)	27,144,548,504

*
Elimination refers to (1) the elimination of revenue and profit from the sale of solar modules from the manufacturing segment to the solar project segment; (2) the elimination of unsettled receivables of the manufacturing segment and unsettled payables of the solar projects segment resulting from the above sales of solar modules.